Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidating Financial Statements
Consolidated net loss	$ (34,444)	$ (21,939)	$ (29,111)
Other comprehensive income (loss):
Loss on minimum pension liability, net of tax	(146)	(4,136)
Gain on cash flow hedge, net of tax	2,887	7,088
Total other comprehensive income	2,741	2,952
Comprehensive loss	(31,703)	(18,987)	(27,252)
Comprehensive income attributable to non controlling interest	754	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(32,457)	(19,438)	(27,252)
Parent Issuer UHS
Consolidating Financial Statements
Consolidated net loss	(34,444)	(21,939)
Other comprehensive income (loss):
Loss on minimum pension liability, net of tax	(146)	(4,136)
Gain on cash flow hedge, net of tax	2,887	7,088
Total other comprehensive income	2,741	2,952
Comprehensive loss	(31,703)	(18,987)
Comprehensive income attributable to non controlling interest		451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(31,703)	(19,438)
Subsidiary Guarantor Surgical Services
Consolidating Financial Statements
Consolidated net loss	(2,554)	(1,354)
Other comprehensive income (loss):
Comprehensive loss	(2,554)	(1,354)
Comprehensive income attributable to non controlling interest	754	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(3,308)	(1,805)
Consolidating Adjustments
Consolidating Financial Statements
Consolidated net loss	2,554	1,354
Other comprehensive income (loss):
Comprehensive loss	2,554	1,354
Comprehensive income attributable to non controlling interest		(451)
Comprehensive loss attributable to Universal Hospital Services, Inc.	$ 2,554	$ 1,805